Leases - The Company as Lessee - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)
Operating Lease, Weighted Average Discount Rate, Percent	5.60%	5.60%		5.60%
Operating Lease, Payments	$ 97,726	$ 408,727	$ 1,647,192
Maximum [Member]
Lessee, Finance Lease, Remaining Lease Term		12 months
Office Space [Member]
Sale Type Minimum Lease Payments Transactions Within Two Years	$ 8,279			€ 7,000
Operating Lease, Weighted Average Discount Rate, Percent	5.60%			5.60%
Operating lease monthly rent expense		$ 6,500	7,345
Time Charter In Contracts [Member]
Sublease Income			$ 482,879
Time Charter In Contracts [Member] | Minimum [Member]
Operating Lease Term Of Contract			1 year
Time Charter In Contracts [Member] | Maximum [Member]
Operating Lease Term Of Contract		5 years
Charter Hire Expenses [Member]
Sale Type Minimum Lease Payments Transactions Within Two Years		$ 318,606	$ 1,560,000
Charter Hire Expenses [Member] | Bareboat Charters [Member]
Current Period Gain Recognized	$ 130,000		4,708,988
Gas Premiership And Gas Cathar [Member] | Charter Hire Expenses [Member] | Bareboat Charters [Member]
Sale Type Minimum Lease Payments Transactions Within Two Years		$ 318,606	$ 1,560,000
Astrid and Kazak [Member]
Sale leaseback transaction, term of lease	12 months